AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 95.8%
Communication Services - 8.0%
Hakuhodo DY Holdings, Inc. (Japan)	21,340	$163,917
ITV PLC (United Kingdom)	349,898	265,034
Koninklijke KPN, N.V. (Netherlands)	98,552	335,249
Nippon Telegraph & Telephone Corp. (Japan)	66,060	82,955

Total Communication Services		847,155
Consumer Discretionary - 3.5%
Cie Generale des Etablissements Michelin SCA (France)	11,184	371,339
Consumer Staples - 10.9%
Carlsberg AS, Class B (Denmark)	3,514	452,137
Essity AB, Class B (Sweden)	15,766	370,237
Unilever PLC (United Kingdom)	6,800	330,890

Total Consumer Staples		1,153,264
Energy - 7.6%
Ampol, Ltd. (Australia)[1]	22,858	540,649
TGS ASA (Norway)[1]	26,700	259,998

Total Energy		800,647
Financials - 10.3%
DBS Group Holdings, Ltd. (Singapore)	7,980	189,009
Euronext, N.V. (Netherlands)[2]	4,600	404,603
Gjensidige Forsikring ASA (Norway)	11,990	192,853
Julius Baer Group, Ltd. (Switzerland)	5,507	299,809

Total Financials		1,086,274
Health Care - 21.6%
GSK PLC (United Kingdom)	20,960	414,542
Merck KGaA (Germany)	2,040	334,714
Novartis AG (Switzerland)	3,550	367,119
Roche Holding AG (Switzerland)	1,569	446,720
Shionogi & Co., Ltd. (Japan)	7,310	350,854
Smith & Nephew PLC (United Kingdom)	25,794	360,729

Total Health Care		2,274,678
Industrials - 18.5%
dormakaba Holding AG (Switzerland)	963	482,405
	Shares	Value

IMI PLC (United Kingdom)	23,335	$494,925
Konecranes Oyj (Finland)	13,694	588,110
Smiths Group PLC (United Kingdom)	18,727	383,784

Total Industrials		1,949,224
Information Technology - 4.4%
Atea ASA (Norway)	34,528	460,275
Materials - 11.0%
Akzo Nobel, N.V. (Netherlands)	5,961	457,879
BASF SE (Germany)	6,391	305,515
Heidelberg Materials AG (Germany)	4,331	399,944

Total Materials		1,163,338

Total Common Stocks (Cost $11,113,069)		10,106,194

Principal Amount
Short-Term Investments - 6.0%
Joint Repurchase Agreements - 3.8%[3]
Deutsche Bank Securities, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $397,470 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 09/15/39 - 10/20/62, totaling $405,359)	$397,411	397,411

	Shares
Other Investment Companies - 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[4]	95,632	95,632
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%[4]	143,448	143,448

Total Other Investment Companies		239,080

Total Short-Term Investments (Cost $636,491)		636,491
Total Investments - 101.8% (Cost $11,749,560)		10,742,685
Other Assets, less Liabilities - (1.8)%		(189,768)
Net Assets - 100.0%		$10,552,917

[1]	Some of these securities, amounting to $551,909 or 5.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of this security amounted to $404,603 or 3.8% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the January 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	—	$2,274,678	—	$2,274,678
Industrials	—	1,949,224	—	1,949,224
Materials	—	1,163,338	—	1,163,338
Consumer Staples	—	1,153,264	—	1,153,264
Financials	—	1,086,274	—	1,086,274
Communication Services	—	847,155	—	847,155
Energy	—	800,647	—	800,647
Information Technology	$460,275	—	—	460,275
Consumer Discretionary	—	371,339	—	371,339
Short-Term Investments
Joint Repurchase Agreements	—	397,411	—	397,411
Other Investment Companies	239,080	—	—	239,080
Total Investments in Securities	$699,355	$10,043,330	—	$10,742,685

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2024, was as follows:
Country	% of Long-Term Investments
Australia	5.3
Denmark	4.5
Finland	5.8
France	3.7
Germany	10.3
Japan	5.9
Netherlands	11.8
Norway	9.0
Singapore	1.9
Sweden	3.7
Switzerland	15.8
United Kingdom	22.3
100.0

AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$551,909	$397,411	$191,773	$589,184
The following table summarizes the securities received as collateral for securities lending at January 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.125%	04/30/25-08/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.